Stock-Based Compensation	12 Months Ended
Dec. 31, 2019
Stock-based Compensation	STOCK-BASED COMPENSATION

The disclosures in this note apply to AEP only. The impact of AEP’s share-based compensation plans is insignificant to the financial statements of the Registrant Subsidiaries.

Awards under AEP’s long-term incentive plan may be granted to employees and directors. The Amended and Restated American Electric Power System Long-Term Incentive Plan (the “Prior Plan”), was replaced prospectively for new grants by the American Electric Power System 2015 Long-Term Incentive Plan (the “2015 LTIP”) effective in April 2015. The 2015 LTIP was subsequently amended in September 2016. The 2015 LTIP provides for a maximum of 10 million AEP common shares to be available for grant to eligible employees and directors. As of December 31, 2019, 7,667,992 shares remained available for issuance under the 2015 LTIP. No new awards may be granted under the Prior Plan. The 2015 LTIP awards may be stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, cash-based awards and other stock-based awards. Shares issued pursuant to a stock option or a stock appreciation right reduce the shares remaining available for grants under the 2015 LTIP by 0.286 of a share. Shares issued for any other awards that settles in AEP stock reduce the shares remaining available for grants under the 2015 LTIP by one share. Cash settled awards do not reduce the number of shares remaining available under the 2015 LTIP. The following sections provide further information regarding each type of stock-based compensation award granted under these plans.

Performance Shares

Performance units granted prior to 2017 were settled in cash rather than AEP common stock and did not reduce the number of shares remaining available under the 2015 LTIP. Those performance units had a fair value upon vesting equal to the average closing market price of AEP common stock for the last 20 trading days of the performance period. Performance shares granted in and after 2017 are settled in AEP common stock and will reduce the aggregate share authorization. In all cases the number of performance shares held at the end of the three-year performance period is multiplied by the performance score for such period to determine the actual number of performance shares that participants realize. The performance score can range from 0% to 200% and is determined at the end of the performance period based on performance measures, which include both performance and market conditions, established for each grant at the beginning of the performance period by the Human Resources Committee of AEP’s Board of Directors (HR Committee).

Certain employees must satisfy a minimum stock ownership requirement. If those employees have not met their stock ownership requirement, a portion or all of their performance shares are mandatorily deferred as AEP career shares to the extent needed to meet their stock ownership requirement.  AEP career shares are a form of non-qualified deferred compensation that has a value equivalent to a share of AEP common stock.  AEP career shares are settled in AEP common stock after the participant’s termination of employment.

AEP career shares are recorded in Paid-in Capital on the balance sheets. Amounts equivalent to cash dividends on both performance shares and AEP career shares accrue as additional shares.  Management records compensation cost for performance shares over an approximately three-year vesting period.  The liability for the pre-2017 performance units was recorded in Employee Benefits and Pension Obligations on the balance sheets and was adjusted for changes in value. Performance shares are recorded as mezzanine equity on the balance sheets and compensation cost is calculated at fair value using two equally weighted metrics. The first metric is a total shareholder return measure, which is valued based on a third-party Monte Carlo valuation. The value related to this metric does not change over the three-year vesting period. The second metric is a three-year cumulative earnings per share metric which is adjusted quarterly for changes in performance relative to a target approved by the HR Committee.

The HR Committee awarded performance shares and reinvested dividends on outstanding performance shares and AEP career shares as follows:

	Years Ended December 31,
Performance Shares	2019	2018	2017
Awarded Shares (in thousands)	535.0	581.4	590.7
Weighted Average Share Fair Value at Grant Date	$83.21	$67.21	$69.78
Vesting Period (in years)	3	3	3

Performance Shares and AEP Career Shares (Reinvested Dividends Portion)	Years Ended December 31,
	2019	2018	2017
Awarded Shares (in thousands) (a)	66.4	80.2	74.6
Weighted Average Fair Value at Grant Date	$88.73	$70.58	$72.35
Vesting Period (in years)	(b)	(b)	(b)

(a)	All awarded dividends in 2019 were equity awards and awarded dividends in both 2018 and 2017 were a mix of equity awards and liability awards.

(b)
The vesting period for the reinvested dividends on performance shares is equal to the remaining life of the related performance shares.  Dividends on AEP career shares vest immediately when the dividend is awarded but are not settled in AEP common stock until after the participant’s AEP employment ends.

Performance scores and final awards are determined and approved by the HR Committee in accordance with the pre-established performance measures within approximately two months after the end of the performance period. The performance scores for all performance periods were dependent on two equally-weighted performance measures: (a) three-year total shareholder return measured relative to a peer group of similar companies and (b) three-year cumulative earnings per share measured relative to a target approved by the HR Committee.

The certified performance scores and shares earned for the three-year periods were as follows:

	Years Ended December 31,
Performance Shares	2019	2018	2017
Certified Performance Score	132.7%	136.7%	164.8%
Performance Shares Earned	792,897	820,780	956,055
Performance Shares Mandatorily Deferred as AEP Career Shares	10,063	11,248	20,213
Performance Shares Voluntarily Deferred into the Incentive Compensation Deferral Program	49,392	56,826	47,177
Performance Shares to be Settled (a)	733,442	752,706	888,665

(a)
Performance shares settled for the three-year period ended December 31, 2019 settled in AEP common stock. Performance units settled for the three-year period ended December 31, 2018 and 2017 settled in cash.

The settlements were as follows:

	Years Ended December 31,
Performance Units and AEP Career Shares	2019	2018	2017
	(in millions)
Cash Settlements for Performance Units	$58.3	$66.9	$64.9
AEP Common Stock Settlements for Career Share Distributions	6.6	5.1	0.4

A summary of the status of AEP’s nonvested Performance Shares as of December 31, 2019 and changes during the year ended December 31, 2019 were as follows:

Nonvested Performance Shares	Shares	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested as of January 1, 2019	1,171.3	$66.01
Granted	582.5	80.30
Vested (a)	(597.5)	65.42
Forfeited	(42.9)	70.32
Nonvested as of December 31, 2019	1,113.4	73.64

(a)	The vested Performance Shares will be converted to 733 thousand shares based on the closing share price on the day before settlement.

Monte Carlo Valuation

AEP engages a third-party for a Monte Carlo valuation to calculate half of the fair value for the performance shares awarded during and after 2017. The valuations use a lattice model and the expected volatility assumptions used were the historical volatilities for AEP and the members of their peer group. The assumptions used in the Monte Carlo valuations were as follows:

	Years Ended December 31,
Monte Carlo Valuation	2019	2018	2017
Valuation Period (in years) (a)	2.87	2.87	2.86
Expected Volatility Minimum	14.83%	14.77%	15.65%
Expected Volatility Maximum	25.57%	26.72%	27.19%
Expected Volatility Average	17.39%	17.90%	19.07%
Dividend Rate (b)	—%	—%	—%
Risk Free Rate	2.49%	2.34%	1.44%

(a)Period from award date to vesting date.
(b)Equivalent to reinvesting dividends.

Restricted Stock Units

The HR Committee grants restricted stock units (RSUs), which generally vest, subject to the participant’s continued employment, over at least three years in approximately equal annual increments.  The RSUs accrue dividends as additional RSUs. The additional RSUs granted as dividends vest on the same date as the underlying RSUs. RSUs are converted into shares of AEP common stock upon vesting, except the RSUs granted prior to 2017 to AEP’s executive officers which settled in cash. Executive officers are those officers who are subject to the disclosure requirements set forth in Section 16 of the Securities Exchange Act of 1934. For RSUs that settle in shares, compensation cost is measured at fair value on the grant date and recorded over the vesting period.  Fair value is determined by multiplying the number of RSUs granted by the grant date market closing price.  For RSUs that settled in cash, compensation cost is recorded over the vesting period and adjusted for changes in fair value until vested.  The fair value at vesting was determined by multiplying the number of RSUs vested by the 20-day average closing price of AEP common stock.  The maximum contractual term of outstanding RSUs is approximately 40 months from the grant date.

The HR Committee awarded RSUs, including additional units awarded as dividends, as follows:

	Years Ended December 31,
Restricted Stock Units	2019	2018	2017
Awarded Units (in thousands)	304.8	260.0	255.8
Weighted Average Grant Date Fair Value	$81.57	$67.96	$65.26

The total fair value and total intrinsic value of restricted stock units vested were as follows:

	Years Ended December 31,
Restricted Stock Units	2019	2018	2017
	(in millions)
Fair Value of Restricted Stock Units Vested	$16.3	$16.6	$16.1
Intrinsic Value of Restricted Stock Units Vested (a)	21.6	19.2	20.0

(a)	Intrinsic value is calculated as market price at exercise date.

A summary of the status of AEP’s nonvested RSUs as of December 31, 2019 and changes during the year ended December 31, 2019 were as follows:

Nonvested Restricted Stock Units	Shares/Units	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested as of January 1, 2019	489.1	$66.01
Granted	304.8	81.57
Vested	(253.7)	64.44
Forfeited	(23.3)	70.27
Nonvested as of December 31, 2019	516.9	75.55

The total aggregate intrinsic value of nonvested RSUs as of December 31, 2019 was $49 million and the weighted average remaining contractual life was 1.79 years.

Other Stock-Based Plans

AEP also has a Stock Unit Accumulation Plan for Non-Employee Directors providing each non-employee director with AEP stock units as a substantial portion of their quarterly compensation for their services as a director.  The number of stock units provided is based on the closing price of AEP common stock on the last trading day of the quarter for which the stock units were earned.  Amounts equivalent to cash dividends on the stock units accrue as additional AEP stock units.  The stock units granted to non-employee directors are fully vested on their grant date.  Stock units are settled in cash upon termination of board service or up to 10 years later if the participant so elects.  Cash settlements for stock units are calculated based on the average closing price of AEP common stock for the last 20 trading days prior to the distribution date. After five years of service on the Board of Directors, non-employee directors receive subsequent AEP stock units as contributions to an AEP stock fund awarded under the Stock Unit Accumulation Plan. Such amounts may be exchanged into other market-based investments that are similar to the investment options available to employees that participate in AEP’s Incentive Compensation Deferral Plan.

Management records compensation cost for stock units when the units are awarded and adjusts the liability for changes in value based on the current 20-day average closing price of AEP common stock on the valuation date.

For the years ended December 31, 2019, 2018 and 2017, cash settlements for stock unit distributions were immaterial.

The Board of Directors awarded stock units, including units awarded for dividends, as follows:

	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2019	2018	2017
Awarded Units (in thousands)	10.0	11.4	14.8
Weighted Average Grant Date Fair Value	$89.13	$70.41	$70.79

Share-based Compensation Plans

For share-based payment arrangements the compensation cost, the actual tax benefit from the tax deductions for compensation cost recognized in income and the total compensation cost capitalized were as follows:

	Years Ended December 31,
Share-based Compensation Plans	2019	2018	2017
	(in millions)
Compensation Cost for Share-based Payment Arrangements (a)	$57.9	$53.2	$79.5
Actual Tax Benefit (b)	8.4	7.7	18.9
Total Compensation Cost Capitalized	20.0	19.7	26.4

(a)	Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.

(b)
In December 2017, Tax Reform modified Section 162(m) of the Internal Revenue Code.  Beginning after 2017, AEP can generally no longer deduct certain compensation expense in excess of $1 million for certain named executive officers. This will reduce the tax benefit going forward.

As of December 31, 2019, there was $73 million of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the 2015 LTIP. Unrecognized compensation cost related to unvested share-based arrangements will change as the fair value of performance shares are adjusted each period and as forfeitures for all award types are realized.  AEP’s unrecognized compensation cost will be recognized over a weighted-average period of 1.43 years.

Under the 2015 LTIP, AEP is permitted to use authorized but unissued shares, treasury shares, shares acquired in the open market specifically for distribution under these plans, or any combination thereof to fulfill share commitments. AEP’s current practice is to use authorized but unissued shares to fulfill share commitments. The number of shares used to fulfill share commitments is generally reduced to offset AEP’s tax withholding obligation.